Income or expenses on insurance (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance income
Premium income	₩ 4,550,277	₩ 4,558,453	₩ 4,421,381
Reinsurance income	10,532	6,840	4,239
Separate account income	38,999	20,805	22,208
Insurance Income total	4,599,808	4,586,098	4,447,828
Insurance expenses
Claims paid	(2,213,285)	(2,007,831)	(1,946,669)
Reinsurance premium expenses	(13,220)	(8,405)	(5,306)
Provision for policy reserves	(2,147,139)	(2,325,010)	(2,277,549)
Separate account expenses	(38,999)	(20,805)	(22,207)
Discount charge	(632)	(548)	(458)
Acquisition costs	(543,752)	(559,213)	(596,124)
Collection expenses	(15,716)	(15,367)	(14,139)
Deferred acquisition costs	336,851	373,490	418,975
Amortization of deferred acquisition costs	(423,955)	(440,913)	(436,512)
Insurance expenses total	(5,059,847)	(5,004,602)	(4,879,989)
Net loss on insurance	₩ (460,039)	₩ (418,504)	₩ (432,161)